INDEPENDENCE ONE PRIME MONEY MARKET FUND
INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
(Portfolios of Independence One Mutual Funds)

SUPPLEMENT TO THE COMBINED PROSPECTUS DATED AUGUST 31, 1995
1.Please insert the following sub-heading and paragraph before the heading "Exchange Privilege" on page 23:
  "SYSTEMATIC INVESTMENT PROGRAM
  With respect to shareholders of Prime Money Market Fund Class A Shares,
  U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund, once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."
2.Please insert the following sub-heading and paragraph before the sub-
  heading "Accounts with Low Balances" on page 26:
  "SYSTEMATIC WITHDRAWAL PROGRAM
  Shareholders of Prime Money Market Fund Class A Shares, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to
  provide for periodic withdrawal payments in an amount directed      by the
  shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."
                                                             December 31, 1995




















   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTRES
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 453777203
   Cusip 453777302
   Cusip 453777401
   G01184-06 (12/95)



INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
(A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 23, 1995
1.Please insert the following sub-heading and paragraph before the heading "Exchanging Securities for Fund Shares" on page 11:
  "SYSTEMATIC INVESTMENT PROGRAM
  Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."
2.Please insert the following sub-heading and paragraph before the sub-
  heading "Accounts with Low Balances" on page 15:
  "SYSTEMATIC WITHDRAWAL PROGRAM
  Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may
  reduce, and eventually deplete,      the shareholder's investment in the
  Fund. For this reason, payments RA under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."
                                                             December 31, 1995

























   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 453777856
   G01184-08 (12/95)



INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
( A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO THE PROSPECTUS DATED JUNE 30, 1995
1.Please insert the following sub-heading and paragraph before the heading "Exchange Privilege" on page 9:
  "SYSTEMATIC INVESTMENT PROGRAM
  Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."
2.Please insert the following sub-heading and paragraph before the sub-
  heading "Accounts with Low Balances" on page 12:
  "SYSTEMATIC WITHDRAWAL PROGRAM
  Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may
  reduce, and eventually deplete,      the shareholder's investment in the
  Fund. For this reason, payments RE under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."
                                                             December 31, 1995

























   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 453777807